Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Schedule of deferred taxation	The detailed components of the net deferred taxation liability which results from the differences between the carrying amounts of assets and liabilities recognised for financial reporting and taxation purposes in different accounting periods are:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Liabilities
– Mining assets	1,568.1	814.6
– Right-of-use assets	108.3	110.5
– Investment in environmental trust funds	7.2	5.6
– Inventories	45.0	22.8
– Other	93.8	61.9
Liabilities	1,822.4	1,015.4
Assets
– Provisions	(145.1)	(103.5)
– Tax losses[1]	(20.6)	(117.6)
– Unredeemed capital expenditure[1]	(172.0)	(321.4)
– Lease liabilities	(121.2)	(124.0)
Assets	(458.9)	(666.5)
Net deferred taxation liabilities	1,363.5	348.9
Included in the statement of financial position as follows:
Deferred taxation assets	(38.2)	(154.9)
Deferred taxation liabilities	1,401.7	503.8
Net deferred taxation liabilities	1,363.5	348.9
Balance at beginning of the year	348.9	217.1
Derecognition of Gruyere previously held interest - 50%[2]	(73.5)	—
Gold Road acquisition through business combination - 100%[2]	371.8	—
Recognised in profit or loss	669.0	146.9
Recognised in OCI	(4.5)	6.9
Translation adjustment	51.8	(22.0)
Balance at end of the year	1,363.5	348.9
[1]Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 11, to the extent that the tax paying entities will have taxable profits in the foreseeable future (per the life-of-mine models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine models.
[2]Refer to notes 18.3 and 20 for details of the Gold Road acquisition.